UNE-Q3

Quarterly Report
June 30, 2025
MFS®  Blended Research®
Core Equity Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 1.5%
General Electric Co.	42,849	$11,028,904
Leidos Holdings, Inc.	71,269	11,243,398
		$22,272,302
Airlines – 0.2%
United Airlines Holdings, Inc. (a)	39,480	$3,143,792
Apparel Manufacturers – 0.3%
VF Corp.	353,059	$4,148,443
Automotive – 1.0%
Aptiv PLC (a)	52,232	$3,563,267
Tesla, Inc. (a)	37,134	11,795,986
		$15,359,253
Broadcasting – 3.2%
Netflix, Inc. (a)	20,171	$27,011,591
Spotify Technology S.A. (a)	29,020	22,268,207
		$49,279,798
Brokerage & Asset Managers – 1.8%
Citigroup, Inc.	251,709	$21,425,470
Raymond James Financial, Inc.	36,009	5,522,700
		$26,948,170
Business Services – 2.1%
Dropbox, Inc. (a)	128,002	$3,660,857
GoDaddy, Inc. (a)	39,842	7,173,951
Verisk Analytics, Inc., “A”	66,474	20,706,651
		$31,541,459
Chemicals – 0.3%
Eastman Chemical Co.	67,098	$5,009,537
Computer Software – 11.0%
Guidewire Software, Inc. (a)	52,948	$12,466,607
Microsoft Corp.	213,215	106,055,273
Okta, Inc. (a)	60,149	6,013,095
Palantir Technologies, Inc. (a)	14,327	1,953,057
Salesforce, Inc.	79,096	21,568,688
ServiceNow, Inc. (a)	15,332	15,762,523
Zoom Communications, Inc. (a)	64,560	5,034,389
		$168,853,632
Computer Software - Systems – 5.5%
Apple, Inc.	411,143	$84,354,209
Construction – 1.8%
Builders FirstSource, Inc. (a)	108,745	$12,689,454
CRH PLC	49,377	4,532,809
Essex Property Trust, Inc., REIT	17,364	4,920,957
Masco Corp.	55,829	3,593,154
Mohawk Industries, Inc. (a)	16,027	1,680,271
		$27,416,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.7%
Colgate-Palmolive Co.	125,765	$11,432,039
Kimberly-Clark Corp.	115,687	14,914,368
		$26,346,407
Consumer Services – 1.2%
Booking Holdings, Inc.	3,143	$18,195,581
Electrical Equipment – 0.9%
Amphenol Corp., “A”	33,842	$3,341,898
TE Connectivity PLC	65,324	11,018,199
		$14,360,097
Electronics – 12.3%
Applied Materials, Inc.	82,768	$15,152,338
Broadcom, Inc.	93,908	25,885,740
Lam Research Corp.	250,392	24,373,157
NVIDIA Corp.	782,797	123,674,098
		$189,085,333
Energy - Independent – 2.0%
ConocoPhillips	61,685	$5,535,612
EOG Resources, Inc.	85,231	10,194,480
Phillips 66	121,231	14,462,858
		$30,192,950
Energy - Integrated – 0.1%
Exxon Mobil Corp.	10,925	$1,177,715
Energy - Renewables – 0.7%
GE Vernova, Inc.	20,880	$11,048,652
Food & Beverages – 0.8%
General Mills, Inc.	61,094	$3,165,280
Ingredion, Inc.	14,930	2,024,807
Mondelez International, Inc.	85,700	5,779,608
PepsiCo, Inc.	8,031	1,060,413
		$12,030,108
General Merchandise – 0.2%
Dollar General Corp.	26,042	$2,978,684
Health Maintenance Organizations – 1.8%
Cigna Group	72,144	$23,849,364
Humana, Inc.	15,748	3,850,071
		$27,699,435
Insurance – 4.3%
Ameriprise Financial, Inc.	44,070	$23,521,481
Berkshire Hathaway, Inc., “B” (a)	24,201	11,756,120
Chubb Ltd.	5,833	1,689,937
Corebridge Financial, Inc.	196,719	6,983,524
Equitable Holdings, Inc.	150,819	8,460,946
Everest Group Ltd.	3,868	1,314,540
Hartford Insurance Group, Inc.	57,818	7,335,369
MetLife, Inc.	35,614	2,864,078
Principal Financial Group, Inc.	34,718	2,757,651
		$66,683,646

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Interactive Media Services – 6.9%
Alphabet, Inc., “A”	143,204	$25,236,841
Alphabet, Inc., “C”	96,777	17,167,272
Meta Platforms, Inc., “A”	85,595	63,176,814
		$105,580,927
Leisure & Toys – 0.2%
Roblox Corp., “A” (a)	29,321	$3,084,569
Machinery & Tools – 2.9%
CNH Industrial N.V.	551,455	$7,146,857
Deere & Co.	16,777	8,530,937
Eaton Corp. PLC	19,977	7,131,589
Wabtec Corp.	100,727	21,087,197
		$43,896,580
Major Banks – 1.6%
JPMorgan Chase & Co.	21,998	$6,377,440
Wells Fargo & Co.	220,732	17,685,048
		$24,062,488
Medical & Health Technology & Services – 1.6%
IQVIA Holdings, Inc. (a)	7,029	$1,107,700
McKesson Corp.	28,765	21,078,417
Ventas, Inc., REIT	38,570	2,435,695
		$24,621,812
Medical Equipment – 1.1%
Boston Scientific Corp. (a)	94,263	$10,124,789
Medtronic PLC	84,449	7,361,419
		$17,486,208
Network & Telecom – 1.3%
Motorola Solutions, Inc.	6,467	$2,719,115
Qualcomm, Inc.	110,631	17,619,093
		$20,338,208
Oil Services – 1.1%
TechnipFMC PLC	482,858	$16,629,630
Other Banks & Diversified Financials – 6.7%
American Express Co.	58,970	$18,810,251
Mastercard, Inc., “A”	22,241	12,498,108
Northern Trust Corp.	185,510	23,520,813
Popular, Inc.	92,467	10,190,788
Synchrony Financial	49,126	3,278,669
Visa, Inc., “A”	97,330	34,557,016
		$102,855,645
Pharmaceuticals – 5.5%
AbbVie, Inc.	158,117	$29,349,678
Eli Lilly & Co.	3,119	2,431,354
Johnson & Johnson	169,560	25,900,290
Organon & Co.	114,991	1,113,113
Pfizer, Inc.	593,591	14,388,646
Vertex Pharmaceuticals, Inc. (a)	26,712	11,892,182
		$85,075,263
Railroad & Shipping – 0.4%
CSX Corp.	167,508	$5,465,786

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.4%
Essential Properties Realty Trust, REIT	43,874	$1,400,019
Jones Lang LaSalle, Inc. (a)	32,043	8,195,959
Simon Property Group, Inc., REIT	8,614	1,384,787
W.P. Carey, Inc., REIT	162,109	10,112,359
		$21,093,124
Real Estate - Office – 0.5%
Cousins Properties, Inc., REIT	266,946	$8,016,388
Restaurants – 0.9%
Aramark	308,143	$12,901,947
Brinker International, Inc. (a)	9,066	1,634,872
		$14,536,819
Specialty Chemicals – 0.7%
RPM International, Inc.	102,624	$11,272,220
Specialty Stores – 6.9%
Amazon.com, Inc. (a)	327,364	$71,820,388
Home Depot, Inc.	17,154	6,289,343
O'Reilly Automotive, Inc. (a)	223,227	20,119,449
Target Corp.	76,407	7,537,551
		$105,766,731
Telecom Services – 0.3%
T-Mobile USA, Inc.	18,473	$4,401,377
Tobacco – 1.9%
Altria Group, Inc.	330,700	$19,388,941
Philip Morris International, Inc.	54,321	9,893,484
		$29,282,425
Utilities - Electric Power – 2.9%
Ameren Corp.	45,004	$4,322,184
Edison International	242,119	12,493,340
NextEra Energy, Inc.	161,383	11,203,208
NRG Energy, Inc.	14,593	2,343,344
PG&E Corp.	957,951	13,353,837
		$43,715,913
Total Common Stocks		$1,525,307,961
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.35% (v)	9,303,274	$9,304,204

Other Assets, Less Liabilities – (0.1)%		(2,150,621)
Net Assets – 100.0%		$1,532,461,544

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$9,304,204 and $1,525,307,961, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,525,307,961	$—	$—	$1,525,307,961
Investment Companies	9,304,204	—	—	9,304,204
Total	$1,534,612,165	$—	$—	$1,534,612,165
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,487,373	$151,980,878	$156,161,678	$286	$(2,655)	$9,304,204

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$443,709	$—